Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2023 USD ($) FinancialInstitution	Dec. 31, 2022 USD ($) FinancialInstitution	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 16,902	$ 26,027
Restricted cash	50	1,650
Restricted cash, non-current	5,500	4,800
Cash and cash equivalents and restricted cash	22,452	32,477	$ 41,357	$ 45,626
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 9,100	$ 10,700
Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000
June 2022 Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		2,000
October 2022 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000	1,300
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
December 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 500	500
Championship Cargill Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		$ 1,600